Note 26 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Real Estate		Investment
	Services	Engineering	Management	Total
Year ended December 31, 2024
Revenues	$3,071,610	$1,237,384	$512,593	$4,821,587
Cost of revenue	2,004,086	709,142	186,684	2,899,912
Indirect operating costs	736,673	418,313	116,955	1,271,941
Equity earnings from non-consolidated investments	2,549	-	4,721	7,270
Adjusted EBITDA	333,400	109,929	213,675	$657,004
Corporate
Revenue				437
Cost of revenue				37
Indirect operating costs				13,159
Unallocated Adjusted EBITDA				(12,759)
Deduct:
Depreciation and amortization				221,602
Acquisition related costs				(27,802)
Stock based compensation				46,041
Restructuring costs				23,285
Equity earnings from non-consolidated investments				7,270
Gains attributable to MSRs				(15,363)
Consolidated operating earnings				$389,212
Interest				85,779
Equity earnings from non-consolidated investments				(7,270)
Other income				(410)
Consolidated earnings before income tax				$311,113
Income tax expense				74,177
Consolidated net earnings				$236,936

Purchases of fixed assets	45,173	13,313	3,369	61,855
	Real Estate		Investment
	Services	Engineering	Management	Total
Year ended December 31, 2023
Revenues	$2,856,738	$990,477	$487,457	$4,334,672
Cost of revenue	1,863,214	564,335	168,872	2,596,421
Indirect operating costs	704,007	329,339	107,545	1,140,890
Equity earnings from non-consolidated investments	2,193	-	2,885	5,078
Adjusted EBITDA	291,710	96,803	213,925	$602,438
Corporate
Revenue				469
Cost of revenue				402
Indirect operating costs				7,513
Unallocated Adjusted EBITDA				(7,445)
Deduct:
Depreciation and amortization				202,536
Acquisition related costs				47,096
Stock based compensation				27,087
Restructuring costs				27,701
Loss on disposal of business				2,282
Equity earnings from non-consolidated investments				5,078
Gains attributable to MSRs				(17,722)
Consolidated operating earnings				$300,935
Interest				94,077
Equity earnings from non-consolidated investments				(5,078)
Other income				(841)
Consolidated earnings before income tax				$212,777
Income tax expense				68,086
Consolidated net earnings				$144,691

Purchases of fixed assets	63,004	12,689	6,260	81,953

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2024	2023
United States
Revenues	$2,575,616	$2,362,420
Total long-lived assets	2,266,500	2,293,362

Canada
Revenues	$632,290	$432,176
Total long-lived assets	606,803	110,195

Euro currency countries
Revenues	$411,664	$404,158
Total long-lived assets	340,178	368,198

Australia
Revenues	$304,394	$284,471
Total long-lived assets	124,401	114,754

United Kingdom
Revenues	$311,882	$266,487
Total long-lived assets	497,591	526,669

Poland
Revenues	$100,470	$91,410
Total long-lived assets	3,198	3,355

China
Revenues	$84,560	$87,509
Total long-lived assets	10,362	8,073

India
Revenues	$75,569	$61,013
Total long-lived assets	45,471	48,658

Other
Revenues	$325,579	$345,497
Total long-lived assets	212,838	238,849

Consolidated
Revenues	$4,822,024	$4,335,141
Total long-lived assets	4,107,342	3,712,113